Loans	9 Months Ended
Sep. 30, 2016
Loans
Loans

Note 6 – Loans

The Company acquires loans and SBA loans from third parties as well as originates loans through ReadyCap. During the three and nine months ended September 30, 2016, the Company originated $153.6 million and $415.8 million in unpaid principal balance and acquired $28.5 million and $91.9 million in unpaid principal balance the three and nine months ended September 30, 2016, respectively.  During the three and nine months ended September 30, 2015, the Company acquired $1.9 million and $59.0 million in unpaid principal balance and originated $122.8 and $295.7 million in unpaid principal balance, respectively.

The following table summarizes the classification and unpaid principal balance of loans at the Company’s reporting segments.

	Operating
September 30, 2016 (In Thousands)	Partnership	ReadyCap	Lending	Total
Loans
Held-for-investment	$936,034	$13,905	$653,727	$1,603,666
Held at fair value and Held for sale, at fair value	27,420	198,451	—	225,871
Total loans	$963,454	$212,356	$653,727	$1,829,537

	Operating
December 31, 2015 (In Thousands)	Partnership	ReadyCap	Lending	Total
Loans
Held-for-investment	$905,916	$37,025	$787,616	$1,730,557
Held at fair value and Held for sale, at fair value	31,944	118,430	—	150,374
Total loans	$937,860	$155,455	$787,616	$1,880,931

The following tables summarize the classification and carrying value of loans at the Company’s reporting segments.

	Operating
September 30, 2016 (In Thousands)	Partnership	ReadyCap	Lending	Total
Loans
Held-for-investment	$878,708	$13,852	$574,762	$1,467,322
Held at fair value and Held for sale, at fair value	27,793	229,139	—	256,932
Total loans	$906,501	$242,991	$574,762	$1,724,254

	Operating
December 31, 2015 (In Thousands)	Partnership	ReadyCap	Lending	Total
Loans
Held-for-investment	$836,244	$37,979	$686,715	$1,560,938
Held at fair value and Held for sale, at fair value	32,655	122,479	—	155,134
Total loans	$868,899	$160,458	$686,715	$1,716,072

Loan characteristics

The following table displays the geographic concentration of the Company’s loans, held-for-investment secured by real estate recorded on our consolidated balance sheets.

Geographic Concentration (Unpaid Principal Balance)	September 30, 2016	December 31, 2015
Texas	14.2%	13.6%
California	13.4	10.8
Florida	10.0	9.9
New York	6.7	8.0
Arizona	5.6	6.1
Georgia	4.8	5.1
North Carolina	4.1	4.4
Virginia	3.3	3.6
Pennsylvania	2.5	2.4
New Jersey	2.3	2.5
Other	33.1	33.6
Total	100.00%	100.0%

The following table displays the geographic concentration of the Company’s loans, held at fair value and loans, held for sale, at fair value secured by real estate recorded on our consolidated balance sheets.

Geographic Concentration (Unpaid Principal Balance)	September 30, 2016	December 31, 2015
Florida	13.9%	19.9%
Texas	13.5	16.4
California	13.2	17.3
New York	8.5	7.8
Georgia	7.1	9.6
Illinois	6.3	4.3
Arizona	5.8	1.9
Ohio	5.4	1.7
Colorado	5.3	2.1
Indiana	4.2	1.7
Other	16.8	17.3
Total	100.0%	100.0%

The following table displays the collateral type concentration of the Company’s loans, held-for-investment on our consolidated balance sheets.

Collateral Concentration (Unpaid Principal Balance)	September 30, 2016	December 31, 2015
SBA	40.8%	45.5%
Retail	12.8	10.5
Multi-Family	12.1	12.8
Office	11.2	9.1
Industrial	6.7	5.4
Lodging	5.7	6.3
Mixed Use	4.7	3.7
Other	6.0	6.7
Total	100.0%	100.0%

The following table displays the collateral type concentration of the Company’s SBA loans within loans, held-for-investment, on our consolidated balance sheets.

Collateral Concentration (Unpaid Principal Balance)	September 30, 2016	December 31, 2015
Child Day Care Services	14.3%	15.1%
Hotels Motels & Tourist Courts	11.1	10.4
Office of Dentists	10.7	10.6
Vets	6.6	6.3
Eating Places	6.3	6.7
Offices Of Physicians	5.6	5.0
Grocery Stores	4.5	4.2
Auto	3.1	2.9
Accounting Auditng & Bookkeeping	2.5	2.5
Gasoline Service Stations	1.8	1.8
Other	33.5	34.5
Total	100.0%	100.0%

The following table displays the collateral type concentration of the Company’s loans, held at fair value and loans, held for sale, at fair value on our consolidated balance sheets.

Collateral Concentration (Unpaid Principal Balance)	September 30, 2016	December 31, 2015
Office	32.7%	40.9%
Retail	25.1	16.1
Multi-family	24.2	29.1
Mixed use	9.9	6.5
Industrial	8.1	7.4
Total	100.0%	100.0%

The following table displays delinquency information on loans, held-for-investment as of September 30, 2016:

	Number				30-89 Days	90+ Days
	of			Carrying	Delinquent	Delinquent
Loan Balance	Loans	Interest Rate	Maturity Date	Value (a)	(a)	(a)
Fixed-rate:
0 – 500k	427	0.00 - 24.00%	10/15/08 - 10/01/38	$56,770	$3,003	$7,695
500k – 1mm	84	4.00 - 9.90	03/20/10 - 02/01/38	59,807	956	1,024
1mm – 1.5mm	34	4.76 - 10.25	11/01/17 - 02/05/33	43,033	—	—
1.5mm – 2mm	30	3.99 - 7.16	08/01/15 - 10/01/25	53,574	—	2,726
2mm – 2.5mm	24	4.91 - 7.50	06/01/17 - 09/01/25	53,554	—	—
> 2.5mm	53	3.38 - 11.00	12/28/16 - 09/01/25	264,758	10,518	—
Total fixed-rate	652			$531,496	$14,477	$11,445
Adjustable rate:
0 – 500k	2,571	0.00 - 9.75%	04/27/04 - 06/01/43	$268,716	$6,872	$9,288
500k – 1mm	364	2.66 - 8.63	10/28/14 - 09/29/41	230,013	2,454	4,159
1mm – 1.5mm	147	3.50 - 8.25	04/08/19 - 09/01/38	161,064	1,126	6,183
1.5mm – 2mm	58	2.62 - 6.25	04/12/17 - 03/01/38	85,426	—	3,775
2mm – 2.5mm	10	3.65 - 6.25	10/01/26 - 08/17/38	20,774	—	—
> 2.5mm	38	2.04 - 8.22	10/20/09 - 11/18/38	170,252	2,815	5,311
Total adjustable rate	3,188			$936,245	$13,267	$28,716
Total	3,840			$1,467,741	$27,744	$40,161
Less: General allowance for loan losses				419
				$1,467,322

(a)In thousands net of specific allowance for loan losses

The following table displays delinquency information on loans, held at fair value and loans, held for sale, at fair value as of September 30, 2016:

	Number				30-89 Days	90+ Days
	of			Carrying	Delinquent	Delinquent
Loan Balance	Loans	Interest Rate	Maturity Date	Value (a)	(a)	(a)
Fixed-rate
0 – 500k	1	6.60 – 6.60%	06/01/18 – 06/01/18	$200	$—	$—
500k – 1mm	8	5.47 - 7.17	02/01/18 - 10/01/26	6,360	—	—
1mm – 1.5mm	13	4.50 - 7.54	05/01/18 - 10/01/26	16,455	—	—
1.5mm – 2mm	13	4.74 - 8.33	01/01/17 - 10/01/26	24,165	—	—
2mm – 2.5mm	7	5.54 - 7.42	03/01/19 - 08/01/26	16,590	—	—
> 2.5mm	36	4.53 - 7.75	01/01/17 - 10/01/26	159,279	—	—
Total fixed-rate	78			$223,049	$—	$—
Adjustable rate:
500k – 1mm	1	4.50 – 4.50%	10/01/36 – 10/01/36	$1,002	$—	$—
1mm – 1.5mm	2	5.01 - 5.05	09/01/36 - 09/01/36	2,413	—	—
1.5mm – 2mm	2	3.57 - 4.71	10/01/36 - 10/01/36	3,973	—	—
> 2.5mm	5	4.50 - 6.91	01/01/19 - 10/01/36	26,495	—	—
Total adjustable rate	10			$33,883	$—	$—
Total	88			$256,932	$—	$—

(a)In thousands

The following table displays delinquency information on loans, held-for-investment as of December 31, 2015:

	Number				30-89 Days	90+ Days
	of			Carrying	Delinquent	Delinquent
Loan Balance	Loans	Interest Rate	Maturity Date	Value (a)	(a)	(a)
Fixed-rate:
0 – 500k	399	0.00 – 24.00%	10/15/08 – 02/01/39	$52,558	$3,294	$8,576
500k – 1mm	83	3.99 – 9.90	03/10/10 – 05/01/38	57,047	26	3,876
1mm – 1.5mm	33	3.99 – 9.78	11/01/16 – 04/28/35	40,916	—	—
1.5mm – 2mm	38	3.99 – 10.25	08/01/15 – 11/01/37	67,056	—	3,117
2mm – 2.5mm	26	4.91 – 7.50	06/01/17 – 09/01/25	59,047	—	—
> 2.5mm	66	3.38 – 12.01	02/01/16- 09/01/25	322,057	—	—
Total fixed-rate	645			$598,681	$3,320	$15,569
Adjustable rate:
0 – 500k	2,846	0.00 – 9.75%	04/27/04 – 06/01/43	$285,810	$12,864	$12,880
500k – 1mm	405	2.66 – 8.75	10/28/14 – 12/30/40	255,404	7,361	4,805
1mm – 1.5mm	169	3.21 – 8.25	04/13/16 – 09/01/38	183,883	2,297	2,741
1.5mm – 2mm	81	2.62 – 6.00	01/02/11 – 03/01/38	119,626	—	2,599
2mm – 2.5mm	13	3.33 – 6.75	10/01/26 – 08/17/38	26,700	—	—
> 2.5mm	24	1.59 – 7.00	10/20/09 – 11/18/38	90,834	2,878	1,359
Total adjustable rate	3,538			$962,257	$25,400	$24,384
Total	4,183			$1,560,938	$28,720	$39,953

(a)In thousands net of specific allowance for loan losses

The following table displays delinquency information on loans, held at fair value and loans, held for sale, at fair value, as of December 31, 2015:

	Number				30-89 Days	90+ Days
	of			Carrying	Delinquent	Delinquent
Loan Balance	Loans	Interest Rate	Maturity Date	Value (a)	(a)	(a)
Fixed-rate
0 – 500k	1	6.60 – 6.60%	06/01/18 – 06/01/18	$43	$—	$—
500k – 1mm	4	5.28 – 6.25	06/01/18 – 01/01/26	3,431	—	—
1mm – 1.5mm	5	0.58 – 5.91	05/01/20 – 12/01/25	6,180	—	—
1.5mm – 2mm	9	4.73 – 8.33	01/01/17 – 01/01/26	16,610	—	—
2mm – 2.5mm	4	5.54 – 6.50	11/01/20 – 01/01/26	9,713	—	—
> 2.5mm	26	4.33 – 7.75	02/01/16 – 01/01/26	115,159	—	—
Total fixed-rate	49			$151,136	$—	$—
Adjustable rate:
1.5mm – 2mm	1	3.44 – 3.44%	01/01/36 – 01/01/36	$1,777	$—	$—
2mm – 2.5mm	1	3.44 – 3.44	01/01/36 – 01/01/36	2,221	—	—
Total adjustable rate	2			$3,998	$—	$—
Total	51			$155,134	$—	$—
(a)	In thousands

The Company monitors the credit quality of loans, held-for-investment on an ongoing basis. The Company considers the loan-to-value ratio of our loans to be a general indicator of credit performance. The Company monitors the loan-to-value ratio and associated risks on a monthly basis. The following table presents quantitative information on the credit quality of loans, held-for-investment as of the consolidated balance sheet dates:

Loan-to-Value (In Thousands) (a)	September 30, 2016	December 31, 2015
0.0 – 20.0%	$56,641	$48,577
20.1 – 40.0%	173,649	163,488
40.1 – 60.0%	451,741	425,482
60.1 – 80.0%	464,946	516,618
80.1 – 100.0%	153,117	206,794
Greater than 100.0%	167,647	199,979
Total	$1,467,741	$1,560,938
Less: General allowance for loan losses	419	—
	$1,467,322	$1,560,938
(a)	Loan-to-value is calculated as carry amount as a percentage of current collateral value

The following table presents quantitative information on the credit quality of loans, held at fair value and loans, held for sale, at fair value as of the consolidated balance sheet dates:

Loan-to-Value (In Thousands) (a)	September 30, 2016	December 31, 2015
0.0 – 20.0%	$—	$1,078
20.1 – 40.0%	13,455	13,406
40.1 – 60.0%	55,921	31,057
60.1 – 80.0%	157,130	93,052
80.1 – 100.0%	30,426	6,186
Greater that 100.0%	—	10,355
Total	$256,932	$155,134
(a)	Loan-to-value is calculated as carry amount as a percentage of current collateral value

As of September 30, 2016 and December 31, 2015, the Company’s total carrying amount of loans in the foreclosure process was $3.0 million and $4.2 million, respectively.

Loans, held-for-investment

Loans, held-for-investment are accounted for under ASC 310-30 or ASC 310-10 depending on whether there is evidence of credit deterioration at the time of acquisition. The outstanding carry amount of the acquired loans broken down by ASC 310-30 and ASC 310-10 is as follows:

(In Thousands)	September 30, 2016	December 31, 2015
Loans, held-for-investment
Non-credit impaired loans	$1,344,173	$1,401,476
Credit impaired loans	123,149	159,462
Total loans, held-for-investment	$1,467,322	$1,560,938

The following table details the carrying value for loans, held-for-investment at the consolidated balance sheet dates.

	September 30, 2016		December 31, 2015
	Non-credit Impaired		Non-credit Impaired
(In Thousands)	Loans	Credit Impaired Loans	Loans	Credit Impaired Loans
Unpaid principal balance	$1,415,314	$188,352	$1,487,486	$243,071
Non-accretable discount	—	(26,818)	—	(28,580)
Accretable discount	(66,679)	(27,866)	(81,886)	(42,031)
Recorded investment	1,348,635	133,668	1,405,600	172,460
Allowance for loan losses	(4,462)	(10,519)	(4,124)	(12,998)
Carrying Value	$1,344,173	$123,149	$1,401,476	$159,462

In the three and nine months ended September 30, 2016,  the Company acquired Credit impaired loans with contractually required principal and interest payments receivable of $2.3 million; expected cash flows of $1.8 million; and a fair value (intial carrying amount) of $1.1 million.  In the three months ended September 30, 2015, the Company did not acquire any Credit impaired loans.  In the nine months ended September 30, 2015, the Company acquired Credit impaired loans with contractually required principal and interest payments receivable of $3.9 million; expected cash flows of $2.4 million; and a fair value (initial carrying amount) of $1.8 million. The difference between the contractually required principal and interest payments receivable and the expected cash flows represents the initial non-accretable difference. The difference between the expected cash flows and the fair value (initial carrying amount) represents the initial accretable yield.

The following table details the activity of the accretable yield of loans, held-for investment.

	For the Three Months Ended September 30, 2016		For the Three Months Ended September 30, 2015
	Non-credit Impaired		Non-credit Impaired
(In Thousands)	Loans	Credit Impaired Loans	Loans	Credit Impaired Loans
Beginning accretable yield	$(68,966)	$(30,840)	$(94,022)	$(49,552)
Purchases	(2,474)	(676)	(16)	—
Sales	371	1,521	2,426	4,988
Accretion	6,254	1,414	4,905	6,357
Other	661	(1)	99	(1,682)
Transfers	(2,525)	716	(2,519)	(1,891)
Ending accretable yield	$(66,679)	$(27,866)	$(89,127)	$(41,780)

	For the Nine Months Ended September 30, 2016		For the Nine Months Ended September 30, 2015
	Non-credit Impaired		Non-credit Impaired
(In Thousands)	Loans	Credit Impaired Loans	Loans	Credit Impaired Loans
Beginning accretable yield	$(81,886)	$(42,031)	$(111,977)	$(59,535)
Purchases	(2,407)	(676)	(826)	(571)
Sales	824	6,448	4,705	9,094
Accretion	15,228	5,487	15,337	23,674
Other	340	(3,038)	1,631	(2,871)
Transfers	1,222	5,944	2,003	(11,571)
Ending accretable yield	$(66,679)	$(27,866)	$(89,127)	$(41,780)

The following table details the accrual and non-accrual state of loans, held-for-investment by carrying value.  All loans held at fair value are accrual loans.

	September 30, 2016		December 31, 2015
	Non-credit Impaired		Non-credit Impaired
(In Thousands)	Loans	Credit Impaired Loans	Loans	Credit Impaired Loans
Accrual	1,317,302	104,553	1,376,180	159,462
Non-accrual	26,871	18,596	25,296	—
Total	$1,344,173	$123,149	$1,401,476	$159,462

The following table presents additional information on impaired loans, held-for-investment, or loans in which we do not expect to receive all principal and interest payments as scheduled in the loan agreements.  Impaired loans include (i) non-credit impaired loans, or loans without evidence of credit deterioration at the time of purchase, that are subsequently placed on non-accrual status and (ii) credit impaired loans, or loans with evidence of credit deterioration since the time of purchase:

			Carrying value for	Carrying value for
	Total Carrying	Unpaid Principal	Which There Is A	Which There Is No
	value of	Balance of	Related Allowance	Related Allowance
(In Thousands)	Impaired Loans	Impaired Loans	for Loan Losses	for Loan Losses
September 30, 2016
Non-credit impaired loans	$26,871	$28,220	$12,404	$14,467
Credit impaired loans	33,379	59,300	33,379	—
Total September 30, 2016	$60,250	$87,520	$45,783	$14,467
December 31, 2015
Non-credit impaired loans	$25,296	$33,362	$17,511	$7,785
Credit impaired loans	54,043	86,477	54,043	—
Total December 31, 2015	$79,339	$119,839	$71,554	$7,785

	Interest Income	Interest Income
	Recognized for	Recognized for the
	the Nine Months	Three Months
(In Thousands)	Ended	Ended
September 30, 2016
Non-credit impaired loans	$—	$84
Credit impaired loans	3,589	1,026
Total	$3,589	$1,110
September 30, 2015
Non-credit impaired loans	$579	$83
Credit impaired loans	6,674	2,407
Total	$7,253	$2,490

As of September 30, 2016 and December 31, 2015, the Company’s average carrying amount of impaired loans was $95,483 and $129,264, respectively.

The following table details the activity of the allowance for loan losses for loans, held-for investment:

	Three Months Ended September 30, 2016		Three Months Ended September 30, 2015
	Non-credit Impaired		Non-credit Impaired
(In Thousands)	Loans	Credit Impaired Loans	Loans	Credit Impaired Loans
Beginning balance	$3,714	$11,980	$2,977	$11,586
Provision for loan losses	1,097	(609)	669	4,020
Chargeoffs	(349)	—	1,644	(1,046)
Recoveries	—	(852)	—	(2,393)
Ending balance	$4,462	$10,519	$5,290	$12,167

	Nine Months Ended September 30, 2016		Nine Months Ended September 30, 2015
	Non-credit Impaired		Non-credit Impaired
(In Thousands)	Loans	Credit Impaired Loans	Loans	Credit Impaired Loans
Beginning balance	$4,124	$12,998	$748	$12,798
Provision for loan losses	2,344	2,345	5,359	10,500
Chargeoffs	(2,006)	(321)	(817)	(2,356)
Recoveries	—	(4,503)	—	(8,775)
Ending balance	$4,462	$10,519	$5,290	$12,167

For three and nine months ended September 30, 2016 and 2015, the Company had a general allowance for loan losses of $0.4 million assessed on a collective basis and is included in the allowance for loan losses above.

Loans, held at fair value

Loans, held at fair value were originated by ReadyCap. We elected the fair value option, in accordance with ASC 825 due to our intent to sell or securitize the loans in the near term.  At September 30, 2016, there were 77 loans, with an aggregate outstanding principal balance of $203.2 million and an aggregate fair value of $233.6 million. At December 31, 2015 there were 51 loans, with an aggregate outstanding principal balance of $150.4 million and an aggregate fair value of $155.1 million.  During the three and nine months ended September 30, 2016 the Company recorded $1.0 million and $3.0 million in unrealized gains on loans on loans for which we elected the fair value option. During the three and nine months ended September 30, 2015 the Company recorded $3.9 million and $7.3 million of unrealized gains on loans for which we elected the fair value option, respectively. These valuation adjustments are included in unrealized gain (loss) on the consolidated statements of income.

Loans, held for sale, at fair value

Loans, held for sale, at fair value were originated by ReadyCap. We elected the fair value option, in accordance with ASC 825 due to our intent to securitize these loans in the near term.  At September 30, 2016, there were 11 loans, with an aggregate outstanding principal balance of $22.7 million and an aggregate fair value of $23.3 million. At December 31, 2015 there were no loans, held for sale, at fair value.  During the three and nine months ended September 30, 2016 the Company recorded $0.9 million and $0.6 million of unrealized gains on loans for which we elected the fair value option, respectively. These valuation adjustments are included in unrealized gain (loss) on the consolidated statements of income.

Troubled Debt Restructurings

When, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to a borrower that we would not otherwise consider, the related loan is classified as a TDR.

The Company uses a consistent methodology across all loans to determine if a modification is with a borrower that has been determined to be in financial difficulty and was granted a concession. Specifically, the Company’s policies on TDR identification include indicators such as the borrower is in default, has declared bankruptcy, has insufficient cash flow to cover debt, is unable to obtained funds from others or has breached financial covenants.

If the borrower is determined to be in financial difficulty, then the Company will determine whether a financial concession has been granted to the borrower by analyzing the value of the assets as compared to the recorded investment, modifications of the interest rate as compared to market rates, modification of the stated maturity date, modification of the timing of principal and interest payments and the partial forgiveness of debt. Modified loans that are classified as TDRs are individually evaluated and measured for impairment.

The following table summarizes the recorded investment of TDRs on the consolidated balance sheet dates.

(In Thousands)	September 30, 2016	December 31, 2015
Troubled debt restructurings
Office	$2,512	$2,066
Storage	1,628	1,563
Other	4,156	2,278
SBA - Office of Optometrists	1,236	625
SBA - Hotels, Motels & Tourist Courts	3,363	—
SBA - Child Day Care Services	222	1,782
SBA - Other	2,882	1,608
Total troubled debt restructurings	$15,999	$9,922

The following table summarizes the TDRs that occurred during the three months ended September 30, 2016.

	Pre-Modification	Post-Modification
(In Thousands)	Recorded Balance	Recorded Balance	Number of Loans
Troubled debt restructurings
Other	284	299	2
SBA - Office of Optometrists	82	80	2
SBA - Other	547	566	12
Total troubled debt restructurings	$913	$945	16

The following table summarizes the TDRs that occurred during the nine months ended September 30, 2016.

	Pre-Modification	Post-Modification
(In Thousands)	Recorded Balance	Recorded Balance	Number of Loans
Troubled debt restructurings
Office	$591	$597	2
Storage	308	308	4
Other	1,440	1,457	6
SBA - Office of Optometrists	683	674	3
SBA - Hotels, Motels & Tourist Courts	3,659	3,648	4
SBA - Child Day Care Services	37	37	2
SBA - Other	1,930	1,940	42
Total troubled debt restructurings	$8,648	$8,661	63

The following table summarizes the TDRs that occurred during the three months ended September 30, 2015.

	Pre-Modification	Post-Modification
(In Thousands)	Recorded Balance	Recorded Balance	Number of Loans
Troubled debt restructurings
Other	$1,031	$1,027	2
SBA - Other	459	500	16
Total troubled debt restructurings	$1,490	$1,527	18

The following table summarizes the TDRs that occurred during the nine months ended September 30, 2015.

	Pre-Modification	Post-Modification
(In Thousands)	Recorded Balance	Recorded Balance	Number of Loans
Troubled debt restructurings
Office	$1,972	$2,066	1
Storage	1,415	1,415	1
Other	1,394	1,369	3
SBA - Child Day Care Services	266	265	1
SBA - Other	864	860	27
Total troubled debt restructurings	$5,911	$5,975	33

As of September 30, 2016 and September 30, 2015, the total allowance related to TDR’s was $0.9 million and $1.1 million, respectively.

The following table summarizes our TDR modifications in the three months ended September 30, 2016 presented by primary modification type and includes the financial effects of these modifications.

						Interest
	Term	Interest Rate	Principal			Income
(In Thousands)	Extension	Reduction	Reduction	Foreclosure	Total	Recognized
Troubled debt restructurings
Other	$175	$—	$—	$124	$299	$17
SBA - Office of Optometrists	85	—	—	—	85	—
SBA - Other	254	35	62	205	556	—
Total troubled debt restructurings	$514	$35	$62	$329	$940	$17

The following table summarizes our TDR modifications in the nine months ended September 30, 2016 presented by primary modification type and includes the financial effects of these modifications.

						Interest
	Term	Interest Rate	Principal			Income
(In Thousands)	Extension	Reduction	Reduction	Foreclosure	Total	Recognized
Troubled debt restructurings
Office	$486	$—	$—	$118	$604	$6
Other	649	—	—	193	842	61
SBA - Office of Optometrists	632	—	—	—	632	—
SBA - Hotels, Motels & Tourist Courts	3,237	—	—	127	3,364	—
SBA - Child Day Care Services	—	—	—	1	1	—
SBA - Other	1,129	38	93	422	1,682	2
Total troubled debt restructurings	$6,133	$38	$93	$861	$7,125	$69

The following table summarizes our TDR modifications in the three months ended September 30, 2015 presented by primary modification type and includes the financial effects of these modifications.

						Interest
	Term	Interest Rate	Principal			Income
(In Thousands)	Extension	Reduction	Reduction	Foreclosure	Total	Recognized
Troubled debt restructurings
Other	$1,031	$—	$—	$—	$1,031	$12
SBA - Other	357	131	—	—	488	—
Total troubled debt restructurings	$1,388	$131	$—	$—	$1,519	$12

The following table summarizes our TDR modifications in the nine months ended September 30, 2015 presented by primary modification type and includes the financial effects of these modifications.

						Interest
	Term	Interest Rate	Principal			Income
(In Thousands)	Extension	Reduction	Reduction	Foreclosure	Total	Recognized
Troubled debt restructurings
Office	1,861	—	—	—	1,861	221
Storage	2,494	—	—	—	2,494	55
Other	1,031	—	349	—	1,380	239
SBA - Child Day Care Services	257	—	—	—	257	2
SBA - Other	630	167	36	—	833	—
Total troubled debt restructurings	$6,273	$167	$385	$—	$6,825	$517

Loans that are considered TDRs are classified as performing, unless they are on non-accrual status or greater than 90 days delinquent as of the end of the most recent quarter. The table below summarizes the accrual status of TDRs as of September 30, 2016.

(In Thousands)	Accrual	Non-Accrual	Total
Troubled debt restructurings
Office	$1,910	$602	$2,512
Storage	1,628	—	1,628
Other	3,635	521	4,156
SBA - Office of Optometrists	632	604	1,236
SBA - Hotels, Motels & Tourist Courts	126	3,237	3,363
SBA - Child Day Care Services	1	221	222
SBA - Other	1,520	1,362	2,882
Total troubled debt restructurings	$9,452	$6,547	$15,999

The table below summarizes the accrual status of TDRs as of December 31, 2015.

(In Thousands)	Accrual	Non-Accrual	Total
Troubled debt restructurings
Office	$2,066	$—	$2,066
Storage	1,563	—	1,563
Other	2,278	—	2,278
SBA - Office of Optometrists	—	625	625
SBA - Child Day Care Services	1,533	249	1,782
SBA - Other	190	1,418	1,608
Total troubled debt restructurings	$7,630	$2,292	$9,922

The following tables summarize the September 30, 2016 carrying values of the TDRs that occurred during the three and nine months ended September 30, 2016 and 2015 that remained in default as of September 30, 2016. Generally, all loans modified in a TDR are placed or remain on nonaccrual status at the time of the restructuring. However, certain accruing loans modified in a TDR that are current at the time of restructuring may remain on accrual status if payment in full under the restructured terms is expected.  For purposes of this schedule, a loan is considered in default if it is 30 or more days past due.

	Three Months Ended September 30, 2016		Three Months Ended September 30, 2015
(In Thousands)	Number of Loans	Carrying Value	Number of Loans	Carrying Value
Troubled debt restructurings
Other	1	$124	—	$—
SBA - Other	7	333	4	85
Total troubled debt restructurings	8	$457	4	$85

	Nine Months Ended September 30, 2016		Nine Months Ended September 30, 2015
(In Thousands)	Number of Loans	Carrying Value	Number of Loans	Carrying Value
Troubled debt restructurings
Office	2	$602	1	$1,910
Other	4	196	—	—
SBA - Hotels, Motels & Tourist Courts	1	127	—	—
SBA - Child Day Care Services	2	1	—	—
SBA - Other	16	570	7	182
Total troubled debt restructurings	25	$1,496	8	$2,092

The Company does not believe the financial impact of the presented TDRs to be material. The other elements of the Company’s modification programs do not have a significant impact on financial results given their relative size, or do not have a direct financial impact as in the case of covenant changes.